Financial Instruments - Additional Information (Details) € in Millions, $ in Millions	3 Months Ended
	Jun. 30, 2025 EUR (€)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 EUR (€)
Disclosure of detailed information about borrowings [line items]
Contract liabilities	€ 158.4			€ 222.2
Liability relating to IFRS 16
Disclosure of detailed information about borrowings [line items]
Lease liabilities	91.0			€ 94.1
Senior EURO Debt
Disclosure of detailed information about borrowings [line items]
Notional amount	553.2
Senior USD Debt
Disclosure of detailed information about borrowings [line items]
Notional amount	582.1		$ 686.1
Repayments of non-current borrowings	€ 5.9	$ 6.9
Interest rate	2.50%		2.50%